Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	175,645,852	(47,153,033)	128,492,819
Depreciation for the period	-	(5,325,634)	(5,325,634)
Delivery of M/V “Molyvos Luck”	21,214,125	-	21,214,125
Delivery of M/V “Santa Cruz”	15,755,368		15,755,368
Capitalized expenses	83,935	-	83,935
Balance, June 30, 2022	212,699,280	(52,478,667)	160,220,613